CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	$ 19,156	$ 83,760
Expensed As Incurred [Member]
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	8,593	55,999
Charged To Additional Paid In Capital [Member]
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	2,824	10,194
Recorded As Deferred Issuance Costs And Amortized Under The Interest Method Over The Term Of The 8% Convertible Debenture [Member]
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	$ 7,739	$ 17,567